Derivative financial instruments - Summary of Derivative Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Fair value	$ 509	$ 1,536
Brazilian Reais | Derivative Instrument 1 | Sell
Derivative [Line Items]
Notional amount	7,000	14,000
Fair value	(155)	91
Brazilian Reais | Derivative Instrument 2 | Sell
Derivative [Line Items]
Notional amount	8,000
Fair value	(98)
Brazilian Reais | Derivative Instrument 3 | Buy
Derivative [Line Items]
Notional amount	6,600
Fair value	172
Brazilian Reais | Derivative Instrument 6 | Sell
Derivative [Line Items]
Notional amount		10,000
Fair value		247
Chilean Pesos | Derivative Instrument 4 | Sell
Derivative [Line Items]
Notional amount	4,000
Fair value	(91)
Chilean Pesos | Derivative Instrument 4 | Buy
Derivative [Line Items]
Notional amount		4,000
Fair value		(34)
Chilean Pesos | Derivative Instrument 5 | Buy
Derivative [Line Items]
Notional amount	11,000
Fair value	527
Chilean Pesos | Derivative Instrument 6 | Buy
Derivative [Line Items]
Notional amount	5,000
Fair value	135
Chilean Pesos | Derivative Instrument 9 | Buy
Derivative [Line Items]
Notional amount		3,000
Fair value		(34)
Colombian Pesos | Derivative Instrument 5 | Sell
Derivative [Line Items]
Notional amount		3,000
Fair value		20
Colombian Pesos | Derivative Instrument 7 | Sell
Derivative [Line Items]
Notional amount	5,000
Fair value	(9)
Colombian Pesos | Derivative Instrument 8 | Sell
Derivative [Line Items]
Notional amount		4,000
Fair value		31
Mexican Pesos | Derivative Instrument 2 | Sell
Derivative [Line Items]
Notional amount		14,000
Fair value		332
Mexican Pesos | Derivative Instrument 7 | Sell
Derivative [Line Items]
Notional amount		9,000
Fair value		364
Mexican Pesos | Derivative Instrument 8 | Sell
Derivative [Line Items]
Notional amount	3,500
Fair value	(27)
Mexican Pesos | Derivative Instrument 9 | Buy
Derivative [Line Items]
Notional amount	3,500
Fair value	(27)
Mexican Pesos | Derivative Instrument 10 | Sell
Derivative [Line Items]
Notional amount		5,000
Fair value		148
Peruvian soles | Derivative Instrument 10 | Sell
Derivative [Line Items]
Notional amount	2,500
Fair value	(21)
Peruvian soles | Derivative Instrument 11 | Buy
Derivative [Line Items]
Notional amount	2,500
Fair value	59
Uruguayan Pesos | Derivative Instrument 12 | Sell
Derivative [Line Items]
Notional amount	2,000
Fair value	37
Uruguayan Pesos | Derivative Instrument 13 | Sell
Derivative [Line Items]
Notional amount	1,000
Fair value	$ 7
Argentinian pesos | Derivative Instrument 3 | Buy
Derivative [Line Items]
Notional amount		10,000
Fair value		$ 371